Schedule of investments
Delaware Global Value Equity Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 96.66%Δ
Denmark − 2.31%
Novo Nordisk Class B	44,680	$ 7,217,600
		7,217,600
France − 14.13%
Air Liquide	66,277	11,885,791
Danone	197,503	12,103,665
Kering	7,433	4,104,496
Orange	589,750	6,892,080
Sodexo	82,556	9,090,849
		44,076,881
Germany − 10.67%
adidas AG	53,880	10,459,619
Fresenius Medical Care AG & Co.	73,420	3,508,825
Knorr-Bremse	85,400	6,528,285
SAP	93,744	12,806,124
		33,302,853
Japan − 4.55%
Asahi Group Holdings	86,600	3,360,066
Kao	159,200	5,777,354
Makita	178,700	5,051,185
		14,188,605
Netherlands − 5.06%
Koninklijke Ahold Delhaize	462,720	15,775,524
		15,775,524
Spain − 3.49%
Amadeus IT Group †	143,133	10,899,633
		10,899,633
Sweden − 7.82%
Essity Class B	305,220	8,128,520
H & M Hennes & Mauritz Class B	475,860	8,183,510
Securitas Class B	983,150	8,075,349
		24,387,379
Switzerland − 9.53%
Nestle	133,110	16,012,016
Roche Holding	26,170	7,994,151
Swatch Group	19,579	5,724,748
		29,730,915
United Kingdom − 13.92%
Diageo	286,280	12,307,465
Intertek Group	111,910	6,066,410
Smith & Nephew	741,511	11,963,042
Unilever	251,455	13,094,328
		43,431,245
United States − 25.18%
Clorox	72,434	11,519,903
Henry Schein †	130,786	10,606,745
Ingredion	87,190	9,237,780
Kimberly-Clark	62,451	8,621,985
Lamb Weston Holdings	56,440	6,487,778
Merck & Co.	85,430	9,857,768
Otis Worldwide	46,755	4,161,663
Pfizer	260,991	9,573,150
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Visa Class A	35,831	$ 8,509,146
		78,575,918
Total Common Stocks (cost $283,279,084)		301,586,553

Preferred Stock – 2.13%
Germany − 2.13%
Henkel AG & Co. 2.64% ω	83,089	6,645,148
Total Preferred Stock (cost $6,773,272)		6,645,148

Short-Term Investments – 0.41%
Money Market Mutual Funds – 0.41%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	319,578	319,578
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	319,578	319,578
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	319,578	319,578
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	319,579	319,579
Total Short-Term Investments (cost $1,278,313)		1,278,313

Total Value of Securities−99.20% (cost $291,330,669)		309,510,014
Receivables and Other Assets Net of Liabilities — 0.80%		2,496,715
Net Assets Applicable to 37,564,516 Shares Outstanding — 100.00%	$312,006,729
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
AG – Aktiengesellschaft
NQ- IV059 [0623] 0823 (3049949)    1